Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Composition of property and equipment, grouped by major classifications, is as follows:

	December 31
	2024	2023
Cost:
Computers and electronic equipment	$876	$404
Office furniture, and equipment	514	426
Laboratory equipment	1,973	1,937
Leasehold improvements	4,733	4,276
Product line, Industrial fixtures, equipment and tooling	11,696	8,301
Demonstration equipment	11,760	-
Assets under construction – product line and demonstrations	2,722	9,210
Vehicles	41	-
	$34,315	$24,554
Less:
Accumulated depreciation	$6,854	$4,024
Property and equipment, net	$27,461	$20,530